Share Based Payment	12 Months Ended
Jun. 30, 2024
Share Based Payment [Abstract]
Share based payment

Note 16. Share based payment

Under the share-based compensation plan, some directors, employees and members of the executive management team as defined by the Board of Directors, were granted share options or restricted stock units (“RSU”) in return for their services to the Group.

As of June 30, 2024, Moolec Science SA had the following shared-based payment arrangements for executives and senior management:

●	Group 1 granted up to 579,078 underlying ordinary shares. The options have an exercise price of $1.52 and expire in December 2030 (except one case in June 2031).

●	Group 2 granted up to 344,555 underlying ordinary shares. The options have an exercise price of $8.00 and expire in December 2030.

●	Group 3 granted up to 833,333 underlying ordinary shares. The options have an exercise price of $4.25 and expire between January 2033 and March 2034.

The fair value of the options granted is measured at grant date and recognized in accordance with the requirements of IFRS 2, as an employee benefit expense, with a corresponding increase in equity.

Factor	Group 1	Group 2	Group 3
Fair value of shares (range)	$1.00	$1.00	$1.63-3.21
Exercise price	$1.52	$8.00	$4.25
Expected volatility	70%	70%	70%
Dividend rate	-	-	-
Reference risk-free interest rate	3.00%	3.00%	4.25%
Plan duration	10 years	10 years	10 years
Fair value of stock options at measurement date (range)	$9.11	$7.25	$1.02-2.65

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

Moolec Science estimates an expected rotation of 2.00% annually at constant value, taking into account historical patterns of executives maintaining their jobs and the probability of exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the amount and exercise price and the movements of the stock options of directors, executives and managers of the Group for the period ended June 30, 2024 and 2023, respectively:

	June 30, 2024
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price
At the beginning	325,826	$1.52	206,598	$8.00	700,000	$4.25
Granted during the period	-	-	-	-	200,000	$4.25
Forfeited during the period	-	-	-	-	(66,667)	4.25
Exercised during the period	-	-	-	-	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	833,333	$4.25

	June 30, 2023
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price
At the beginning	-	-	-	-	-	-
Granted during the period	579,078	$1.52	346,555	$8.00	700,000	$4.25
Forfeited during the period	-	-	-	-	-	-
Exercised during the period	(253,252)	$1.52	(139,957)	$8.00	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	700,000	$4.25

The charge of the stock options recognized during the year ended on June 30, 2024 and 2023, was $ (881,022) and $ (508,149). The charge of the RSUs recognized during the year ended on June 30, 2024 and 2023, was $ (863,330) and $ (577,047).